Shareholders’ Deficit (Details) - USD ($)																																			1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 27, 2024	May 08, 2024	Mar. 31, 2024	Feb. 25, 2024	Feb. 14, 2024	Feb. 09, 2024	Feb. 09, 2024	Jan. 30, 2024	Aug. 30, 2023	Aug. 11, 2023	Aug. 04, 2023	Jul. 30, 2023	Jul. 18, 2023	Jul. 07, 2023	Jul. 03, 2023	Jun. 15, 2023	Apr. 30, 2023	Feb. 25, 2023	Feb. 22, 2023	Feb. 09, 2023	Feb. 03, 2023	Jan. 30, 2023	Jan. 03, 2023	Sep. 30, 2022	Aug. 23, 2022	Aug. 05, 2022	Aug. 04, 2022	Aug. 02, 2022	Jul. 29, 2022	Jul. 08, 2022	Mar. 31, 2022	Mar. 23, 2022	Feb. 13, 2014	Aug. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 12, 2024	Apr. 03, 2024	Aug. 09, 2023	Feb. 14, 2023	Jul. 26, 2022	Feb. 16, 2022	Dec. 31, 2021
Shareholders’ Deficit [Line Items]
Accrued dividend (in Dollars)									$ 13,299																																		$ 136,052
Converted into common shares																																			3,691
Dividends rate per annum																																										5.00%
Percentage of convertible preferred shares entitled received an amount cash equal																																								100.00%
Share dividing price (in Dollars per share)																																				$ 0.339				$ 0.339		$ 2.2
Conversion price per share (in Dollars per share)																																				$ 4.407				$ 4.407		$ 39
Aggregate principal amount (in Dollars)																																										$ 23,052,078
Net proceeds (in Dollars)	$ 475,000
Accrued dividends preferred shares (in Dollars)																																								$ 365
Excerise per share (in Dollars per share)							$ 13	$ 13														$ 35.88																				$ 5,460						$ 5,460
Percentage of transaction fees														8.00%	8.00%
Net proceeds of common stock (in Dollars)																																								$ 4,335,000
Conversion of shares issued																																								87,938
Conversion of amount issued (in Dollars)												$ 91,174																							$ 730,814					$ 2,026,499
Common shares issued			572									426																								614,441				614,441		142,438	76,371	19,393	19,393	17,081
Weighted average price common shares percentage																																								80.00%		80.00%
Potential common share																																								204,849,768		780,458	4,975
Purchase of warrants																				6	187	97
Warrants price per share (in Dollars per share)										$ 102.96			$ 211.64		$ 260			$ 773.24					$ 1,994.72	$ 5,460																			$ 39				$ 0.13
Volatility percentage																																								100.00%		100.00%
Dividend yield																																								0.00%		0.00%
Expected volatility																																								160.80%		160.45%
Weighted average risk-free interest rate																																								4.50%		4.68%
Expected life																																								5 years 6 months		5 years
Per share value (in Dollars per share)																																				$ 31.2				$ 31.2		$ 0.13
Exercise price (in Dollars per share)																																				$ 38.47				$ 38.47
Percentage of warrants issued in private placement																																								20.00%
Price per warrants (in Dollars per share)			$ 34.97																	$ 35.88	$ 35.88	$ 35.88		$ 0.001
Exercise price per share (in Dollars per share)			$ 38.47																	$ 13	$ 35.88
Fair value warrants (in Dollars)																																				$ (3,661,800)				$ (1,759,600)		$ 27,900
Additional paid in capital (in Dollars)																																					$ 4,335,000
Deemed dividend (in Dollars)																								$ 600,000
Allocation shares, authorized																																				1,000				1,000		1,000	1,000
Common shares authorized																																				500,000,000				500,000,000		500,000,000	500,000,000
Common shares outstanding																																				614,441				614,441		142,438	76,371
Company sold common shares																											1,099
Net proceeds amount (in Dollars)								$ 4,460,000
Aggregate of common shares															4,231
Convertible promissory notes																													6.00%
Dividend of per share (in Dollars per share)																										$ 170.69				$ 170.69			$ 65
Aggregate of shareholders (in Dollars)																									$ 505,751			$ 337,841				$ 249,762
Aggregate share of common stock											3,153			3,077		2,958															77											6,808
Prefunded warrants															4,231	4,231
Offering price per share (in Dollars per share)																$ 260
Pre-funded warrant per share (in Dollars per share)																$ 247
Gross proceeds (in Dollars)								$ 5,000,000						$ 960,000	$ 1,869,000
Net proceeds (in Dollars)															$ 1,494,480
Purchase price per share (in Dollars per share)														$ 312
Net proceeds (in Dollars)														$ 858,200																													$ 1,429,700
Exercise of warrants																																										390
Exercise of warrants for cash proceeds (in Dollars)																																									$ 5,064	$ 5,064
Conversion of preferred shares																																										373,332
Issuance of common shares																																											1
Common share exercise price																																											15,600
Dividend yield percentage																																										0.00%
Expected life																																										3 years
Estimated fair value of the common shares (in Dollars)																																				$ 614				614		$ 142	$ 76
Exercise price value (in Dollars)																																										15,600
Issued warrants																								314
Principal amount (in Dollars)																															$ 600,000
Price per share (in Dollars)																															7,800
Total net cash proceeds (in Dollars)																															$ 499,600					265,100				$ 265,100
Purchase shares																				1	187						28				3
Exercise price (in Dollars per share)											$ 261.69									$ 35.88	$ 13						$ 35.88				$ 35.88
Total cash proceeds (in Dollars)																				$ 737,700	$ 2,271,818
Fair value per share (in Dollars per share)																																										$ 2,340
Fair value of warrants (in Dollars)																																										$ 1,323,774
Fair value amount (in Dollars)																																										242,858
Additional paid in capital (in Dollars)																																										$ 218,172
Cashless basis warrant																					2,557,575
Exercise price per share (in Dollars per share)											$ 237.9
Percentage of number common shares											8.00%																															20.00%
Exercise price per share (in Dollars per share)															$ 13
Dividend stock (in Dollars)																																										$ 1,000
Weighted average remaining contractual life																																										4 years 5 months 26 days
Intrinsic value (in Dollars)																																										$ 0
Pre-Funded Warrants [Member]
Shareholders’ Deficit [Line Items]
Shares purchased							244,161
Warrant [Member]
Shareholders’ Deficit [Line Items]
Excerise per share (in Dollars per share)							$ 12.87	$ 12.87
Purchase of warrants						244,161
Warrants price per share (in Dollars per share)						$ 0.13
Fair value warrants (in Dollars)																																										379,553
Additional paid in capital (in Dollars)																																										172,050
Weighted average remaining contractual life																																								1 year 3 months 18 days
Intrinsic value (in Dollars)																																				$ 243,721				$ 243,721
Total net cash proceeds (in Dollars)																																										$ 228
Purchase shares																				153	410
Exercise price (in Dollars per share)																				$ 13	$ 35.88																					$ 35.88
Additional paid in capital (in Dollars)																																										$ 402,650
Fair value of warrants (in Dollars)																																										222,129
Warrants Fair Value [Member]
Shareholders’ Deficit [Line Items]
Fair value warrants (in Dollars)																																										$ 2,405,306
Common Shares [Member]
Shareholders’ Deficit [Line Items]
Excerise per share (in Dollars per share)																																										$ 5,460
Common shares																																										1,294
Convertible Promissory Notes [Member]
Shareholders’ Deficit [Line Items]
Conversion of amount issued (in Dollars)																																								$ 1,170,979
Craft Capital Management LLC [Member]
Shareholders’ Deficit [Line Items]
Underwriting expenses (in Dollars)																													$ 1,099
Gross purchase price (in Dollars per share)																													$ 5,460
Total gross proceeds (in Dollars)																											$ 6,000,000
Net proceeds amount (in Dollars)																											$ 5,150,000
Aggregate of common shares																													615
Stephen Mallatt, Jr. and Rita Mallatt [Member]
Shareholders’ Deficit [Line Items]
Common shares issued																													146
Bevilacqua PLLC [Member]
Shareholders’ Deficit [Line Items]
Common shares issued																													219
Common Shares [Member]
Shareholders’ Deficit [Line Items]
Issuance of shares																																					9,366	144	77
Converted into common shares																																				3,260	19,568	332				6,808
Shares purchased							140,457
Excerise per share (in Dollars per share)							$ 13	$ 13
Gross proceeds of common stock (in Dollars)						$ 5,000,000
Percentage of transaction fees						8.00%
Net proceeds of common stock (in Dollars)						$ 4,335,000
Exercise of purefunded warrants																																						390				390
Common shares issued			7,149																	1		97														10,123				10,123		142,438				7,746
Purchase of warrants																				141	410
Price per warrants (in Dollars per share)																				$ 35.88
Exercise price per share (in Dollars per share)																					$ 13
Additional paid in capital (in Dollars)
Common shares outstanding																																											76,371
Issued common shares																																										615							30
Aggregate share of common stock																																										12,366
Estimated fair value of the common shares (in Dollars)																																										$ 10,088
Purchase shares																					10	6
Exercise price (in Dollars per share)																					$ 35.88
Common shares				417,721																																614,441	417,721	78,636	76,816	614,441	78,636	142,438	76,371							74,164
Common Shares [Member] | Pre-Funded Warrants [Member]
Shareholders’ Deficit [Line Items]
Exercise of purefunded warrants																																								174,126
Common Shares [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Exercise price (in Dollars per share)																				$ 35.88
Preferred Stock [Member]
Shareholders’ Deficit [Line Items]
Accrued dividend (in Dollars)																																				$ 144,267				$ 144,267
Conversion price per share (in Dollars per share)																																										$ 9,100
Expected Volatility [Member]
Shareholders’ Deficit [Line Items]
Expected volatility																																										51.81%
Measurement Input, Risk Free Interest Rate [Member]
Shareholders’ Deficit [Line Items]
Weighted average risk-free interest rate																																										0.31%
Black-Scholes Option [Member]
Shareholders’ Deficit [Line Items]
Volatility percentage																																								100.00%
Dividend yield																																								0.00%		0.00%
Expected volatility																																								160.80%		157.80%
Weighted average risk-free interest rate																																								4.50%		5.30%
Expected life																																								5 years 6 months		30 years
Per share value (in Dollars per share)																																				$ 31.2				$ 31.2
Exercise price (in Dollars per share)																																				34.97				$ 34.97
Fair value warrants (in Dollars)																																								$ 16,800
Additional paid in capital (in Dollars)																																								$ 7,573
Exercise price (in Dollars per share)																																										$ 13
Fair value per share (in Dollars per share)																																										$ 286.52
Black-Scholes Option [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Dividend yield																																								0.00%
Expected volatility																																								149.05%
Weighted average risk-free interest rate																																								4.86%
Expected life																																								1 year
Per share value (in Dollars per share)																																				25.35				$ 25.35
Exercise price (in Dollars per share)																																				$ 0.13				$ 0.13
Geometric Brownian Motion [Member]
Shareholders’ Deficit [Line Items]
Dividend yield																																										0.00%
Expected volatility																																										162.30%
Weighted average risk-free interest rate																																										4.10%
Expected life																																										5 years
Additional paid in capital (in Dollars)																																										$ 261,945
Fair value per share (in Dollars per share)																																										$ 2,509
Fair value of warrants (in Dollars)																																										$ 556,485
Black-Scholes Option Pricing Model [Member]
Shareholders’ Deficit [Line Items]
Dividend yield																																										0.00%
Expected volatility																																										153.10%
Weighted average risk-free interest rate																																										4.30%
Expected life																																										5 years
Additional paid in capital (in Dollars)																																										$ 909,377
Fair value per share (in Dollars per share)																																										$ 240.76
Fair value of warrants (in Dollars)																																										$ 2,171,600
Accrued Interest [Member] | Common Shares [Member]
Shareholders’ Deficit [Line Items]
Aggregate share of common stock																																										31,520
Common Shares [Member]
Shareholders’ Deficit [Line Items]
Common shares issued																																										1,803
Aggregate share of common stock																																										1,752
Private Placements of Promissory Notes [Member]
Shareholders’ Deficit [Line Items]
Expected volatility																																										49.11%
Weighted average risk-free interest rate																																										3.13%
Estimated fair value of the common shares (in Dollars)																																										$ 9,399
Warrant [Member]
Shareholders’ Deficit [Line Items]
Dividend yield																																										0.00%
Expected volatility																																										161.60%
Weighted average risk-free interest rate																																										4.50%
Expected life																																										5 years
Price per warrants (in Dollars per share)																																										$ 261.69
Fair value per share (in Dollars per share)																																										$ 1,963
Fair value amount (in Dollars)																																										$ 521,590
Additional paid in capital (in Dollars)																																										$ 879,829
Promissory Notes [Member]
Shareholders’ Deficit [Line Items]
Aggregate principal amount (in Dollars)	$ 475,000
Promissory Note [Member]
Shareholders’ Deficit [Line Items]
Deemed dividend (in Dollars)										$ 6,000
Black-Scholes Option [Member]
Shareholders’ Deficit [Line Items]
Issuance of warrant											6,663
Black-Scholes Pricing [Member]
Shareholders’ Deficit [Line Items]
Deemed dividend (in Dollars)													$ 3,000		$ 19,000			$ 534,000					$ 1,217,000
Minimum [Member]
Shareholders’ Deficit [Line Items]
Dividends rate per annum				24.00%	19.00%														19.00%																							5.00%
Exercise price (in Dollars per share)																																										$ 13
Minimum [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Exercise price (in Dollars per share)																																										7,800
Minimum [Member] | Geometric Brownian Motion [Member]
Shareholders’ Deficit [Line Items]
Exercise price (in Dollars per share)																																										5,460
Minimum [Member] | Black-Scholes Option Pricing Model [Member]
Shareholders’ Deficit [Line Items]
Exercise price (in Dollars per share)																																										237.9
Exercise price (in Dollars per share)																																										261.69
Minimum [Member] | Ownership [Member]
Shareholders’ Deficit [Line Items]
Percentage of ownership																																				4.99%				4.99%
Minimum [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Exercise price (in Dollars per share)																																										$ 13
Maximum [Member]
Shareholders’ Deficit [Line Items]
Dividends rate per annum				29.00%	24.00%																																					10.00%
Exercise price (in Dollars per share)																																										$ 9,750
Maximum [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Exercise price (in Dollars per share)																																										6,825
Maximum [Member] | Geometric Brownian Motion [Member]
Shareholders’ Deficit [Line Items]
Exercise price (in Dollars per share)																																										6,825
Maximum [Member] | Ownership [Member]
Shareholders’ Deficit [Line Items]
Percentage of ownership																																				9.99%				9.99%
Maximum [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Exercise price (in Dollars per share)																																										$ 6,825
Mast Hill and Leonite [Member]
Shareholders’ Deficit [Line Items]
Cashless basis warrant																					2
Geometric Brownian Motion Stock Path Monte Carlo Simulation [Member]
Shareholders’ Deficit [Line Items]
Dividend yield																																										0.00%
Expected volatility																																										162.00%
Weighted average risk-free interest rate																																										4.30%
Expected life																																										5 years
Black-Scholes Pricing Model [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Deemed dividend (in Dollars)						$ 1,000
Purchase Agreements [Member]
Shareholders’ Deficit [Line Items]
Aggregate share of common stock																				878,000
Purchase shares																				141		97
Exercise price (in Dollars per share)																						$ 35.88
Warrants term																				5 years		5 years
Total cash proceeds (in Dollars)																						$ 540,000
Purchase Agreements [Member] | Promissory Note [Member]
Shareholders’ Deficit [Line Items]
Aggregate principal amount (in Dollars)																						$ 604,000
Accredited Investors [Member]
Shareholders’ Deficit [Line Items]
Aggregate share of common stock																																										320
Series A Senior Convertible Preferred Shares [Member]
Shareholders’ Deficit [Line Items]
Accrued dividend (in Dollars)																																				$ 127,445				$ 127,445
Dividend settled (in Dollars)																																								$ 130,968
Issuance of shares																																								9,366
Convertible preferred shares																																								181,212
Series A Senior Convertible Preferred Shares [Member] | Common Shares [Member]
Shareholders’ Deficit [Line Items]
Issuance of shares																																								36,530
Converted into common shares																																								36,530
Series A Senior Convertible Preferred Shares [Member] | Preferred Stock [Member]
Shareholders’ Deficit [Line Items]
Conversion of shares issued																																								181,212
Series A Senior Convertible Preferred Shares [Member] | Minimum [Member]
Shareholders’ Deficit [Line Items]
Conversion of shares issued									1,734																									7,632								36,530
Series A Senior Convertible Preferred Shares [Member] | Maximum [Member]
Shareholders’ Deficit [Line Items]
Accrued dividend (in Dollars)																																		$ 100,475
Conversion of shares issued																																										181,212
Series A Senior Convertible Preferred Shares [Member]
Shareholders’ Deficit [Line Items]
Preferred shares issued																																				45,455				45,455		226,667	1,593,940
Preferred shares outstanding																																				45,455				45,455		226,667	1,593,940
Dividends rate per annum																																										24.00%
Dividend per share (in Dollars per share)																																										$ 2.2
Common stock issued upon acquisition																																																	133,333
Conversion of shares issued																																										30
Conversion of preferred shares																																										1,367,273
Series A Senior Convertible Preferred Shares [Member] | Preferred Stock [Member]
Shareholders’ Deficit [Line Items]
Issuance of shares
Converted into common shares
Exercise of purefunded warrants
Additional paid in capital (in Dollars)
Common shares				45,455																																45,455	45,455	1,593,940	1,593,940	45,455	1,593,940	226,667	1,593,940
Series A Senior Convertible Preferred Shares [Member] | Minimum [Member]
Shareholders’ Deficit [Line Items]
Dividends rate per annum																	14.00%
Series A Senior Convertible Preferred Shares [Member] | Maximum [Member]
Shareholders’ Deficit [Line Items]
Dividends rate per annum																	24.00%																									10.00%
Series B Senior Convertible Preferred Shares [Member]
Shareholders’ Deficit [Line Items]
Accrued dividend (in Dollars)																																				$ 2,976				$ 2,976
Dividend settled (in Dollars)																																								$ 13,299
Issuance of shares																																								757
Convertible preferred shares																																								91,567
Preferred shares issued																																				0				0		91,567
Preferred shares outstanding																																				0				0		91,567
Conversion of shares issued									757																																	91,567
Series B Senior Convertible Preferred Shares [Member] | Common Shares [Member]
Shareholders’ Deficit [Line Items]
Issuance of shares																																								22,829
Converted into common shares																																								22,829
Series B Senior Convertible Preferred Shares [Member] | Preferred Stock [Member]
Shareholders’ Deficit [Line Items]
Conversion of shares issued																																								91,567
Series D Senior Convertible Preferred Shares [Member]
Shareholders’ Deficit [Line Items]
Number of shares designated		7,292,036
Dividends rate per annum																																								10.00%
Dividend per share (in Dollars per share)																																				$ 0.339				$ 0.339
Common stock issued upon acquisition	1,966,570																																			1,966,570				1,966,570
Percentage of number common shares																																										4.99%
Series D Convertible Preferred Shares [Member]
Shareholders’ Deficit [Line Items]
Allocated on a relative fair value basis (in Dollars)	$ 214,000
Series A and B Senior Convertible Preferred Shares [Member]
Shareholders’ Deficit [Line Items]
Aggregate share of common stock																																										2,645
Accrued dividends (in Dollars)																																										$ 510,351
Series A and B Senior Convertible Preferred Shares [Member] | Maximum [Member]
Shareholders’ Deficit [Line Items]
Accrued dividend (in Dollars)									$ 30,494
Series B Senior Convertible Preferred Shares [Member]
Shareholders’ Deficit [Line Items]
Preferred shares issued																																				0				0		91,567	464,899
Preferred shares outstanding																																				0				0		91,567	464,899
Dividends rate per annum																																										19.00%
Dividend per share (in Dollars per share)																																										$ 3
Share dividing price (in Dollars per share)																																										$ 3
Accrued dividends preferred shares (in Dollars)																																											$ 1
Conversion of shares issued																																										6,808
Per share value (in Dollars per share)																																											$ 3
Gross proceeds (in Dollars)																																											$ 1,281,000
Conversion of preferred shares																																											481,566
Series B Senior Convertible Preferred Shares [Member] | Common Shares [Member]
Shareholders’ Deficit [Line Items]
Net proceeds (in Dollars)																																										$ 1,429,700
Series B Senior Convertible Preferred Shares [Member] | Preferred Stock [Member]
Shareholders’ Deficit [Line Items]
Issuance of shares
Converted into common shares																																				(11,457)	(80,110)	(85,000)				(373,332)
Exercise of purefunded warrants
Additional paid in capital (in Dollars)
Common shares				11,457																																	11,457	379,899	464,899		379,899	91,567	464,899
Series B Senior Convertible Preferred Shares [Member] | Minimum [Member]
Shareholders’ Deficit [Line Items]
Dividends rate per annum																			14.00%																							5.00%
Series B Senior Convertible Preferred Shares [Member] | Maximum [Member]
Shareholders’ Deficit [Line Items]
Dividends rate per annum																																										10.00%